GEOGRAPHIC INFORMATION (Schedule of Major Customers) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue, Major Customer [Line Items]
Concentration risk percentage	76.00%
Network intelligence solutions [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	24.00%
Sales [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	27.00%	22.00%	32.00%
Sales [Member] | Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	16.00%	22.00%	32.00%
Sales [Member] | Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	11.00%